Note 14 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Grant Date	Number of Shares	Issued to	Vesting Period
February 12, 2013	7,142	Chief Executive Officer	on the grant date
September 26, 2013	7,142	Executive Vice President	on the grant date
September 26, 2013	5,714	Chief Technical Officer	on the grant date
December 18, 2013	7,142	Chief Executive Officer	on the grant date

Schedule of Nonvested Share Activity [Table Text Block]
	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2014 and December 31, 2014	21,034	$366.24